Tax charge - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current tax expense:
Corporation tax	$ (457)	$ (474)		$ (405)
Adjustments in respect of prior years	1	(7)		6
Total current tax charge	(456)	(481)		(399)
Deferred tax arising from:
Origination and reversal of temporary differences	(135)			(388)
Adjustment in respect of a tax loss, tax credit or temporary difference from a prior year	31	3		(17)
Total deferred tax credit (charge) credit	(104)	3		(405)
Total tax charge	$ (560)	$ (478)	[1]	$ (804)

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.